Cash equivalents and marketable securities (Detail)	Dec. 31, 2017 USD ($) Security	Dec. 31, 2016 USD ($)
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 14,130,970	$ 38,660,547
Unrealized Gains	38	2,912
Unrealized Losses	(1,285)	(4,526)
Fair Value	$ 14,129,723	38,658,933
Number of debt securities in an unrealized loss position | Security	6
Aggregate fair value of debt securities in an unrealized loss position	$ 8,191,315	16,519,620
Number of debt securities in a significant unrealized loss position | Security	0
U.S. government agency securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 8,987,254	31,060,710
Unrealized Gains	38	2,912
Unrealized Losses	(1,033)	(4,131)
Fair Value	8,986,259	31,059,491
Commercial paper
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	4,440,689	6,081,202
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	4,440,689	6,081,202
Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	703,027	1,518,635
Unrealized Gains	0	0
Unrealized Losses	(252)	(395)
Fair Value	$ 702,775	$ 1,518,240